UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7803

Name of Registrant:	Vanguard Tresury Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31st

Date of reporting period:	November 30, 2007

Item 1:	Schedule of Investments

Vanguard Treasury Money Market Fund
Schedule of Investments
November 30, 2007

	Yield(1)	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Treasury Bill	3.072%-3.965%	12/6/2007	195,015	194,910
U.S. Treasury Bill	3.852%-3.882%	12/13/2007	194,359	194,108
U.S. Treasury Bill	3.449%-3.889%	12/20/2007	20,615	20,576
U.S. Treasury Bill	3.510%-3.741%	12/27/2007	378,990	377,996
U.S. Treasury Bill	3.893%-3.960%	1/3/2008	444,772	443,197
U.S. Treasury Bill	3.975%-3.980%	1/10/2008	411,000	409,203
U.S. Treasury Bill	4.241%	1/17/2008	55,000	54,699
U.S. Treasury Bill	3.939%	1/24/2008	883,000	877,835
U.S. Treasury Bill	3.975%-4.914%	1/31/2008	315,000	312,732
U.S. Treasury Bill	4.662%-4.846%	2/7/2008	101,309	100,411
U.S. Treasury Bill	3.925%-4.835%	2/14/2008	295,000	292,245
U.S. Treasury Bill	3.978%-4.028%	2/21/2008	350,000	346,872
U.S. Treasury Bill	4.484%-4.652%	2/28/2008	375,000	370,864
U.S. Treasury Bill	4.062%-4.479%	3/6/2008	596,980	590,399
U.S. Treasury Bill	4.083%-4.145%	3/13/2008	385,000	380,554
U.S. Treasury Bill	4.208%	3/20/2008	30,000	29,622
U.S. Treasury Bill	4.025%	5/1/2008	100,000	98,334
U.S. Treasury Bill	3.719%	5/8/2008	180,000	177,098
U.S. Treasury Bill	3.693%	5/15/2008	290,000	285,153
U.S. Treasury Bill	3.521%	5/22/2008	247,000	242,893
U.S. Treasury Bill	3.397%	5/29/2008	250,000	245,825

Total U.S. Government Securities
(Cost $6,045,526)				6,045,526

Other Assets and Liabilities-Net (0.2%)				15,007

Net Assets (100%)				6,060,533

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TREASURY FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date: January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TREASURY FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date: January 17, 2008

VANGUARD TREASURY FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date: January 17, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.